Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss where there are published price quotations	$ 500	$ 300
Share of profit from joint ventures and associates, net of related tax	(91)	(85)	[1]	$ 352
Other comprehensive income in the joint ventures and associates	0
Unrecognised share of losses of a joint venture	0
Unrecognised share of losses of a associate	0
Contingent liabilities in relation to interests in joint ventures	0
Contingent liabilities in relation to interests in associates	0
Capital commitments in relation to interests in joint ventures	0
Capital commitments in relation to interests in associates	0
Shareholder-backed | Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	(91)	(85)		352
Shareholder-backed | Operating segments | CPL
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	(577)	(345)		278
Shareholder-backed | Operating segments | Hong Kong
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax				9
Shareholder-backed | Operating segments | Malaysia
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	18	16		28
Shareholder-backed | Operating segments | Growth markets and other
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	310	100		(110)
Taxes included in share of profit from joint ventures and associates	191	72
Other items included in share of profit from joint ventures and associates				(38)
Shareholder-backed | Operating segments | Insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	(249)	(229)		205
Shareholder-backed | Operating segments | Eastspring
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	$ 158	$ 144		$ 147

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.